Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.85% First Mortgage Bonds, Series No. 43 due 2055
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,734,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,732.38
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $999,174,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.15% First Mortgage Bonds, Series No. 44 due 2035
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 798,440,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,241.16
Offering Note	See Offering Note One